Debt (Equipment Loans) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Nov. 03, 2023 CAD ($)	Mar. 31, 2023 USD ($)
Equipment Loan, Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayment of credit facility	$ 41,000,000	$ 40,000,000
Equipment Loan, Non-Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term of issuance	15 years
Equipment Loan, Non-Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term of issuance	20 years
Equipment Loan, Non-Revolving Credit Facility Due March 2024 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 304,000,000
Equipment Loan, Non-Revolving Credit Facility Due November 2024 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 366,000,000
Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Outstanding borrowings	$ 677,000,000	$ 734,000,000
Interest rate	6.09%	5.22%
Available borrowing capacity	$ 769,000,000	$ 0